Note 13 - Recognitions of Trade Date Profit (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Recognitions of Trade Date Profit
Balance, beginning of year	€ 550	€ 462
New trades during the period	295	265
Amortization	(144)	(111)
Matured trades	(69)	(60)
Subsequent move to observability	(53)	(9)
Exchange rate changes	(1)	3
Balance, end of year	€ 577	€ 550